Provision for Dividends - Schedule of Changes in Provision (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions for Dividends [Member]
Schedule of Changes in Provision [Line Items]
Beginning Balance	$ 373,090	$ 422,830
Provisions established	362,218	373,090
Provisions used	(373,090)	(422,830)
Provisions released
Ending Balance	362,218	373,090
Changes in Provision Total [Member]
Schedule of Changes in Provision [Line Items]
Beginning Balance	373,090	422,830
Provisions established	362,218	373,090
Provisions used	(373,090)	(422,830)
Provisions released
Ending Balance	$ 362,218	$ 373,090